Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 956,417	$ 137,673	$ 47,975
Investments	129,914	39,953	208,226
Restricted cash	300		5,000
Accounts receivable ($1,408 and $2,601 from related parties and net of allowances of $1,333 and $686, respectively)	39,962	32,730	30,778
Inventories	7,775	3,104	2,512
Deferred contract acquisition costs	865	1,130	867
Prepaid expenses and other current assets	8,408	8,937	4,809
Total current assets	1,143,641	223,527	300,167
Restricted cash	795	1,143	1,095
Property and equipment, net	4,352	2,664	3,077
Goodwill	193,877	193,877	127,268
Intangible assets, net	57,718	63,535	55,392
Operating lease right-of-use asset	8,201	11,944	1,747
Deferred contract acquisition costs, net of current portion	2,627	1,639	568
Other assets	1,126	1,552	489,314
Investment in minority owned joint venture	1,690
Total assets	1,414,027	499,881
Current liabilities:
Accounts payable	7,670	6,504	4,226
Accrued expenses and other current liabilities	38,301	27,351	19,478
Operating lease liability, current	6,321	6,232
Deferred revenue ($6,325 and $12,912 from related parties, respectively)	54,324	66,490	64,128
Total current liabilities	106,616	106,577	87,832
Other long-term liabilities	115	309	1,008
Operating lease liability, net of current portion	3,056	7,164
Deferred revenue, net of current portion ($275 and $1,385 from related parties, respectively)	7,480	10,896	29,171
Total liabilities	117,267	124,946	118,011
Commitments and contingencies (Note 12)
Convertible preferred stock, $0.01 par value; no shares authorized, issued or outstanding as of September 30, 2020, and 17,744,445 shares authorized 14,061,508 shares issued and 14,012,935 shares outstanding as of December 31, 2019; aggregate liquidation preference of $0 and $608,449, respectively		655,799	575,713
Stockholders' deficit:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, no shares issued or outstanding as of September 30, 2020, and no shares authorized, issued or outstanding as of December 31, 2019
Common stock, $0.01 par value; 1,000,000,000 Class A shares authorized, 200,131,318 shares issued and 199,647,646 shares outstanding, 100,000,000 Class B shares authorized, 29,950,326 shares issued and 29,032,042 shares outstanding, 200,000,000 Class C shares authorized 5,555,555 issued and outstanding as of September 30, 2020; and 220,000,000 common stock shares authorized, 42,338,679 shares issued and 42,302,845 shares outstanding as of December 31, 2019	2,343	423	414
Treasury stock, 1,401,956 shares and 35,834 shares as of September 30, 2020 and as of December 31, 2019, respectively	(24,320)	(158)
Additional paid-in capital	1,828,395	50,289	37,127
Accumulated other comprehensive income	50	250	1,351
Accumulated deficit	(532,047)	(357,927)	(270,737)
Total American Well Corporation stockholders' equity (deficit)	1,274,421	(307,123)	(231,845)
Non-controlling interest	22,339	26,259	27,435
Total stockholders' equity (deficit)	1,296,760	(280,864)	(204,410)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 1,414,027	499,881	489,314
Series A convertible preferred stock
Current liabilities:
Convertible preferred stock, $0.01 par value; no shares authorized, issued or outstanding as of September 30, 2020, and 17,744,445 shares authorized 14,061,508 shares issued and 14,012,935 shares outstanding as of December 31, 2019; aggregate liquidation preference of $0 and $608,449, respectively		28,889	28,889
Stockholders' deficit:
Total American Well Corporation stockholders' equity (deficit)		28,889	28,889
Series B convertible preferred stock
Current liabilities:
Convertible preferred stock, $0.01 par value; no shares authorized, issued or outstanding as of September 30, 2020, and 17,744,445 shares authorized 14,061,508 shares issued and 14,012,935 shares outstanding as of December 31, 2019; aggregate liquidation preference of $0 and $608,449, respectively		23,632	23,632
Stockholders' deficit:
Total American Well Corporation stockholders' equity (deficit)		23,632	23,632
Series C convertible preferred stock
Current liabilities:
Convertible preferred stock, $0.01 par value; no shares authorized, issued or outstanding as of September 30, 2020, and 17,744,445 shares authorized 14,061,508 shares issued and 14,012,935 shares outstanding as of December 31, 2019; aggregate liquidation preference of $0 and $608,449, respectively		603,278	523,192
Stockholders' deficit:
Total American Well Corporation stockholders' equity (deficit)		$ 603,278	$ 523,192